UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: SEPTEMBER 30, 2010

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one.): [   ]  is a restatement.
                                       [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        HANAWALT ASSOCIATES LLC
Address:     645 MADISON AVENUE, 6TH FLOOR
             NEW YORK, NEW YORK 10022


Form 13F File Number: 28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        LAWRENCE S. PIDGEON
Title:       MEMBER - HANAWALT ASSOCIATES LLC
Phone:       (212) 404-4651

Signature, Place, and Date of Signing:
/S/ LAWRENCE S. PIDGEON          NEW YORK, NEW YORK         OCTOBER 29, 2010
--- -------- -- -------          --- ----- --- ----         ------- --- ----
     [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:            $506,602
                                                 (thousands)




List of Other Included Managers:                   NONE

                                                            MARKET
                                           TITLE            VALUE    SHARE/
                                           OF               (USD)    PRN       SHARE/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                             CLASS CUSIP      (X 1000) AMOUNT    PRN    CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AARON RENTS INC CMN                        COM   002535201    38,282  2,074,890 SH         Sole                2,074,890
AARON RENTS INC A CMN CLASS A              COM   002535300     9,882    537,052 SH         Sole                  537,052
AMERICAN EXPRESS CO. CMN                   COM   025816109    13,343    317,465 SH         Sole                  317,465
ANIXTER INTERNATIONAL INC CMN              COM   035290105     3,520     65,200 SH         Sole                   65,200
BED BATH & BEYOND INC. CMN                 COM   075896100   147,480  3,397,375 SH         Sole                3,397,375
BERKSHIRE HATHAWAY INC CL-A (DEL) CLASS A  COM   084670108       249          2 SH         Sole                        2
CARMAX, INC. CMN                           COM   143130102    23,503    843,611 SH         Sole                  843,611
COMCAST CORPORATION CMN CLASS A VOTING     COM   20030N101     8,154    451,000 SH         Sole                  451,000
CONOCOPHILLIPS CMN                         COM   20825C104     3,486     60,700 SH         Sole                   60,700
COSTCO WHOLESALE CORPORATION CMN           COM   22160K105   101,578  1,575,100 SH         Sole                1,575,100
GRACO INC CMN                              COM   384109104     3,138     98,900 SH         Sole                   98,900
LOWES COMPANIES INC CMN                    COM   548661107    85,843  3,851,200 SH         Sole                3,851,200
PATTERSON COMPANIES INC CMN                COM   703395103     2,395     83,600 SH         Sole                   83,600
SEARS HOLDINGS CORPORATION CMN             COM   812350106     2,526     35,019 SH         Sole                   35,019
SIMPSON MANUFACTURING CO INC CMN           COM   829073105     2,256     87,500 SH         Sole                   87,500
U.S. BANCORP CMN                           COM   902973304    14,053    650,000 SH         Sole                  650,000
WELLS FARGO & CO (NEW) CMN                 COM   949746101    44,049  1,753,900 SH         Sole                1,753,900
WHOLE FOODS MARKET INC CMN                 COM   966837106     2,865     77,196 SH         Sole                   77,196

                                                             506,602